Business combinations, 2021 (Details) $ in Thousands							6 Months Ended	12 Months Ended
	Jul. 22, 2021	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets							$ 485,544
Deferred tax assets							4,339
Other non-current assets							13,086
Cash & cash equivalents							21,048
Other current assets							61,056
Non-current project debt							(284,195)
Current project debt							(37,866)
Other current and non-current liabilities							(77,404)
Non-controlling interests							(8,287)
Total net assets acquired at fair value							177,321
Asset acquisition - purchase price paid							(169,383)
Fair value of previously held 15% stake in Rioglass							(3,048)
Liability for the Put option held by the seller of Rioglass							(4,890)
Net result of business combinations							0
Revenue contributed by the acquisitions							79,500
Amount of loss after tax							(5,700)
Additional revenue amount								$ 13,300
Additional amount of loss after tax								(1,100)
Chile PV2 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | MW						40
Payment to acquire equity investment						$ 5,000
Percentage of non-controlling interests						65.00%
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets								172,321
Other non-current assets								356
Cash & cash equivalents								17,646
Other current assets								31,422
Non-current project debt								(149,585)
Current project debt								(8,680)
Other current and non-current liabilities								(15,561)
Non-controlling interests								(25,308)
Total net assets acquired at fair value								22,610
Asset acquisition - purchase price paid								(22,610)
Net result of business combinations								0
Revenue contributed by the acquisitions								22,500
Amount of loss after tax								6,300
Additional revenue amount								14,700
Additional amount of loss after tax								$ 3,700
Rioglass [Member]
Business combinations [Abstract]
Percentage of interest acquired				42.50%
Ownership interest				57.50%	15.00%
Acquisition, purchase price paid				$ 8,400
Additional consideration paid				$ 3,600
Financial instrument, liability							4,800
Rioglass [Member] | Subsequent Events [Member]
Business combinations [Abstract]
Percentage of interest acquired	42.50%
Ownership interest	100.00%
Rioglass [Member] | Plan [Member]
Business combinations [Abstract]
Percentage of interest acquired									42.50%
Sale of ownership, percentage									42.50%
Coso [Member]
Business combinations [Abstract]
Gross capacity | MW			135
Payment to acquire equity investment			$ 130,000
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets							381,160
Deferred tax assets							0
Other non-current assets							11,024
Cash & cash equivalents							6,363
Other current assets							16,371
Non-current project debt							(248,544)
Current project debt							(13,415)
Other current and non-current liabilities							(22,960)
Non-controlling interests							0
Total net assets acquired at fair value							130,000
Asset acquisition - purchase price paid							(130,000)
Fair value of previously held 15% stake in Rioglass							0
Liability for the Put option held by the seller of Rioglass							0
Net result of business combinations							0
Calgary District Heating Center [Member]
Business combinations [Abstract]
Gross capacity | MW		55
Payment to acquire equity investment		$ 22,500
Other [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets							104,384
Deferred tax assets							4,339
Other non-current assets							2,062
Cash & cash equivalents							14,685
Other current assets							44,685
Non-current project debt							(35,651)
Current project debt							(24,451)
Other current and non-current liabilities							(54,444)
Non-controlling interests							(8,287)
Total net assets acquired at fair value							47,321
Asset acquisition - purchase price paid							(39,383)
Fair value of previously held 15% stake in Rioglass							(3,048)
Liability for the Put option held by the seller of Rioglass							(4,890)
Net result of business combinations							$ 0